INCOME TAXES (Schedule of Deferred Tax Liabilities) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax liabilities:
Intangible assets	$ (227,712)	$ (262,926)
Analysis as:
Current	0	0
Non-current	(227,712)	(262,926)
Total deferred tax liabilities	$ (227,712)	$ (262,926)